Note 17 - Income Taxes	12 Months Ended
Jan. 31, 2018
Notes to Financial Statements
Income Tax Disclosure [Text Block]
Note
17
- Income Taxes

Income before income taxes is earned in the following tax jurisdictions:

	January 31, 2018	January 31, 2017	January 31, 2016

Canada	17,964	19,560	13,933
United States	6,203	2,670	4,773
Other countries	10,581	9,270	9,064
	34,748	31,500	27,770
Income tax expense is incurred in the following jurisdictions:

	January 31, 2018	January 31, 2017	January 31, 2016
Current income tax expense
Canada	1,243	447	94
United States	494	873	70
Other countries	4,835	2,702	1,279
	6,572	4,022	1,443
Deferred income tax expense (recovery)
Canada	2,051	4,251	3,493
United States	1,876	1,272	800
Other countries	(2,630)	(1,883)	1,472
	1,297	3,640	5,765
	7,869	7,662	7,208

On
December 22, 2017,
the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”). The Tax Act makes broad and complex changes to the U.S. tax code, including, but not
limited to, (
1
) reducing the U.S. federal corporate tax rate from
35
percent to
21
percent; (
2
) eliminating the corporate alternative minimum tax (AMT) and changing how existing AMT credits can be realized; (
3
) requiring companies to pay a
one
-time transition tax on certain unrepatriated earnings of foreign subsidiaries; (
4
) creating a new limitation on deductible interest expense; (
5
) changing rules related to uses and limitations of net operating loss carryforwards created in tax years beginning after
December 31, 2017; (
6
) requiring a current inclusion in U.S. federal taxable income of certain earnings of controlled foreign corporations; (
7
) generally eliminating U.S. federal income taxes on dividends from foreign subsidiaries; and (
8
) creating the base erosion anti-abuse, a new minimum tax.

Due to the timing of the enactment and the complexity involved in applying the provisions of the Tax Act, we have made reasonable estimates of the effects and recorded provisional amounts in our consolidated financial statements as of
January 31, 2018.
As we collect and prepare necessary data, and interpret the Tax Act and any additional guidance issued by the U.S. Treasury Department, the Internal Revenue Service, and other standard-setting bodies, we may
make adjustments to the provisional amounts. Those adjustments are not
expected to materially impact our provision for income taxes and effective tax rate in the period in which the adjustments are made. The accounting for the tax effects of the Tax Act will be completed in fiscal
2019.
Additional impacts from the enactment of the Tax Act will be recorded as they are identified during the measurement period as provided for in Staff Accounting Bulletin
118
(“SAB
118”
).

The following amounts for the income tax effects of the Tax Act have been recorded as of
January 31, 2018:

Deferred and current tax effects
The Tax Act reduces the U.S. statutory tax rate from
35%
to
21%
effective
January 1, 2018.
Accordingly, we have remeasured our deferred taxes as of
January 31, 2018
to reflect the reduced rate that will apply in future periods when these deferred taxes are settled or realized. In addition, we have remeasured a related uncertain tax position to reflect the reduced tax rate that would apply in future periods. We recognized a tax benefit of
$0.7
million to reflect the reduced U.S. tax rate and other effects of the Tax Act.

Alternative minimum tax
The Tax Act has eliminated AMT. Existing AMT credits are now refundable if not
used to offset taxes owing. Consequently, we have recorded a decrease related to deferred tax assets of
$1.9
million and a corresponding increase to other long-term assets to reflect the refundable nature of these credits.

The net tax recovery recognized in
2018
related to the Tax Act was
$0.7
million. We have reviewed the earnings and profits calculations of our foreign controlled subsidiaries under U.S. ownership and have determined that there are no
untaxed earnings that are required to be repatriated and therefore no
transition tax has been recorded. As we complete our analysis of the Tax Act and incorporate additional guidance that may
be issued by the U.S. Treasury Department, the IRS or other standard-setting bodies, and as we finalize fiscal
2018
income tax filings and detailed earnings and profit calculations for foreign subsidiaries, there may
be changes to the provisional amounts during the SAB
118
measurement period which are
not
expected to be material.

Income tax expense for
2018,
2017
and
2016
was
23%,
24%
and
26%
of income before income taxes, respectively, with current income tax expense being
19%,
13%
and
5%
of income before income taxes, respectively.

Current tax expense increased in
2018
compared to
2017
primarily due to a charge of
$1.5
million attributable to changes in the estimate of our uncertain tax positions,
$0.8
million in Canada as a result of less income being sheltered by loss carry-forwards and other attributes and
$0.3
million in adjustments in respect to income tax of previous periods. Current tax expense increased in
2017
compared to
2016
primarily due to a
$1.7
million increase in expenses
not
deductible for tax purposes, an increase of
$0.7
million attributable to changes in the estimate of our uncertain tax positions partially offset by an increase of
$0.5
million in adjustments in respect to income tax of previous periods.

Deferred income tax expense decreased in
2018
compared to
2017
primarily due to
$1.1
million in tax rate reductions in the US and EMEA and
$0.7
million reduction in deferred tax charges and recognition of deferred tax assets related to stock compensation. Deferred income tax expense decreased in
2017
compared to
2016
primarily due to changes in estimates of valuation allowances partially offset by the effect of tax rate reductions against certain deferred tax assets in EMEA.

The components of the deferred income tax assets and liabilities are as follows:

	January 31, 2018	January 31, 2017
Assets
Accruals not currently deductible	9,060	11,975
Accumulated net operating losses	13,868	17,571
Corporate minimum taxes	-	1,767
Research and development and other tax credits and expenses	1,580	3,424
Other timing differences	-	683
Total deferred income tax assets	24,508	35,420
Liabilities
Difference between tax and accounting basis of intangible assets	(12,976)	(23,393)
Difference between tax and accounting basis of property and equipment	(6,933)	(2,655)
Uncertain tax positions incurred in loss years	(133)	(205)
Other timing differences	(134)	-
Total deferred income tax liabilities	(20,176)	(26,253)
Net deferred income taxes	4,332	9,167
Valuation allowance	(11,257)	(12,115)
Net deferred income taxes, net of valuation allowance	(6,925)	(2,948)

As at
January 31, 2018,
we have
not
accrued for foreign withholding taxes and Canadian income taxes applicable to approximately
$284.1
million of unremitted earnings of subsidiaries operating outside of Canada. These earnings, which we consider to be invested indefinitely, will become subject to these taxes if and when they are remitted as dividends or if we sell our stock in the subsidiaries. If we decide to repatriate the foreign earnings, we would need to adjust our income tax provision in the period we determined that the earnings will no
longer be indefinitely invested outside Canada.

The provision (recovery) for income taxes varies from the expected provision at the statutory rates for the reasons detailed in the table below:

	January 31, 2018	January 31, 2017	January 31, 2016
Net income before taxes	34,748	31,500	27,770

Combined basic Canadian statutory rates	26.5%	26.5%	26.5%

Income tax expense based on the above rates	9,207	8,347	7,359
Increase (decrease) in income taxes resulting from:
Permanent differences including amortization of intangible assets	(1,870)	(882)	(2,593)
Effect of differences between Canadian and foreign tax rates	595	213	169
Effect of rate changes on current year timing differences	(571)	495	1,150
Adjustments relating to previous periods	(152)	(431)	36
Increase (decrease) in tax reserves	1,954	492	(172)
Valuation allowance	(1,564)	(1,580)	(41)
Stock compensation	(135)	351	345
Deferred tax charges	179	400	270
Other, including foreign exchange	226	257	685
Income tax expense	7,869	7,662	7,208

We have income tax loss carry forwards which expire as follows:

Expiry year	United States	EMEA	Asia Pacific	Total
2019	883	-	732	1,615
2020	-	-	291	291
2021	-	-	12	12
2022	1	-	23	24
2023	190	1,507	-	1,697
Thereafter	6,686	54,657	6,361	67,704
	7,760	56,164	7,419	71,343

The following is a tabular reconciliation of the total estimated liability associated with uncertain tax positions taken:

	January 31, 2018	January 31, 2017
Liability, beginning of year	6,388	5,768
Gross increases – current period	3,368	1,939
Lapsing due to statutes of limitations	(779)	(1,319)
Liability, end of year	8,977	6,388

We have identified accruals of
$9.0
million with respect to uncertain tax positions as at
January 31, 2018.
It is possible that these uncertain tax positions will
not
be realized in which case up to
$8.7
million of the recorded liability will decrease the effective tax rate in future years if this liability is reversed. We believe that it is reasonably possible that
$1.0
million of the uncertain tax positions could decrease tax expense in the next
12
months relating primarily to tax years becoming statute barred for purposes of future tax examinations by local taxing jurisdictions.

We recognize accrued interest and penalties related to uncertain tax positions as a current tax expense. As at
January 31, 2018
and
January 31, 2017,
the unrecognized tax positions have resulted in
no
material liability for estimated interest and penalties.

Descartes and our subsidiaries file their tax returns as prescribed by the tax laws of the jurisdictions within which they operate. We are no
longer subject to income tax examinations by tax authorities in our major tax jurisdictions as follows:

Years No Longer Subject to Audit
Tax Jurisdiction
United States Federal	2014 and prior
Canada	2013 and prior
United Kingdom	2014 and prior
Sweden	2011 and prior
Norway	2014 and prior
Netherlands	2014 and prior
Belgium	2014 and prior